Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Pursuant to our equity award grant practices, grants of equity awards to our employees, including executive officers, are generally made during specified time periods, although these practices do not limit the authority of the Compensation Committee under the 2018 Plan. The Compensation Committee generally reviews and approves annual equity awards for our NEOs and other eligible employees near the start of our fiscal year. This timing allows the Compensation Committee to grant equity awards at the start of the performance cycle while considering results from the previous cycle. The Compensation Committee may grant equity awards at other times during the year for new hires, promotions, acquisitions, retention or incentivization purposes, or other business needs, consistent with the 2018 Plan. The Compensation Committee has delegated limited authority to our CEO to approve equity grants to employees who are not Section 16 officers. Such grants are generally made on the 15th day of each month (or the first trading day thereafter). Equity awards to Section 16 officers, including the CEO, must be approved by the Compensation Committee or the Board. We do not backdate or retroactively grant equity awards. The Board and Compensation Committee generally schedule meetings at least one year in advance, and annual equity grants to our NEOs are generally made at the same time each year, unless particular circumstances necessitate alternate timing. We do not time equity grants to coincide with the release of earnings or other material announcements, and do not consider material nonpublic information when determining the timing or terms of equity awards. In addition, we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Under our ESPP, purchase dates occur automatically on the 14th of February and the 14th of August each year.

Award Timing Method	The Compensation Committee generally reviews and approves annual equity awards for our NEOs and other eligible employees near the start of our fiscal year. This timing allows the Compensation Committee to grant equity awards at the start of the performance cycle while considering results from the previous cycle. The Compensation Committee may grant equity awards at other times during the year for new hires, promotions, acquisitions, retention or incentivization purposes, or other business needs, consistent with the 2018 Plan. The Compensation Committee has delegated limited authority to our CEO to approve equity grants to employees who are not Section 16 officers. Such grants are generally made on the 15th day of each month (or the first trading day thereafter).
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
Pursuant to our equity award grant practices, grants of equity awards to our employees, including executive officers, are generally made during specified time periods, although these practices do not limit the authority of the Compensation Committee under the 2018 Plan. The Compensation Committee generally reviews and approves annual equity awards for our NEOs and other eligible employees near the start of our fiscal year. This timing allows the Compensation Committee to grant equity awards at the start of the performance cycle while considering results from the previous cycle. The Compensation Committee may grant equity awards at other times during the year for new hires, promotions, acquisitions, retention or incentivization purposes, or other business needs, consistent with the 2018 Plan. The Compensation Committee has delegated limited authority to our CEO to approve equity grants to employees who are not Section 16 officers. Such grants are generally made on the 15th day of each month (or the first trading day thereafter). Equity awards to Section 16 officers, including the CEO, must be approved by the Compensation Committee or the Board. We do not backdate or retroactively grant equity awards. The Board and Compensation Committee generally schedule meetings at least one year in advance, and annual equity grants to our NEOs are generally made at the same time each year, unless particular circumstances necessitate alternate timing. We do not time equity grants to coincide with the release of earnings or other material announcements, and do not consider material nonpublic information when determining the timing or terms of equity awards. In addition, we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Under our ESPP, purchase dates occur automatically on the 14th of February and the 14th of August each year.

MNPI Disclosure Timed for Compensation Value	false